SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Receivables [Abstract]
Accounts receivable - third parties	$ 2,546,327	$ 326,452	$ 2,591,154
Less: allowance for doubtful accounts	(682,489)	(87,499)	(1,080,870)
Accounts receivable, net	$ 1,863,838	$ 238,953	$ 1,510,284